Organization and Business (Details Narrative) (10-K) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 03, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Cash provided from operating cash flows			$ (1,749,536)	$ (2,212,393)	$ (5,633,362)	$ (4,107,031)	$ 1,341,052	$ (8,692,450)	$ (7,118,337)
Accumulated losses		$ (37,644,572)	(30,569,764)		(47,923,133)		(37,644,572)	(30,569,764)
Cash equivalents and marketable securities		$ 7,899,804			9,400,000		7,899,804
Proceeds from issuance of common stock					1,981,994	$ (18,500)	799,185
Cash purchase price				$ 294,862					$ 294,862
Shares issued price per share				$ 6.90
Stock Purchase Agreement [Member]
Proceeds from issuance of common stock	$ 7,839,494						20,000,000
Cash purchase price							20,000,000
Shares issued price per share	$ 5.15
June 3, 2019 [Member] | Stock Purchase Agreement [Member]
Issuance of unregistered common stock shares		1,583,743
Proceeds from issuance of common stock		$ 7,960,635
Circassia Pharmaceuticals PLC [Member]
Marketable securities		$ 5,600,000			$ 1,900,000		5,600,000
Lincoln Park Capital Fund, LLC [Member]
Proceeds from issuance of common stock							1,173,810
Cash purchase price							$ 17,482,005
Number of stock issued and sold							250,000
Shares issued price per share		$ 4.70					$ 4.70